Provisions - Provisions Brazil Narrative (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of other provisions [line items]
Other provisions	€ 2,189		€ 2,574
Other expenses	12,554		10,298	€ 10,741
Finance income	980		1,099	€ 1,803
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	476		1,264		R$ 3,067	R$ 6,765
Civil Proceedings
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	311		398
Brazil
Disclosure of other provisions [line items]
Other provisions	877		1,229
Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	6,347		6,909		40,850	36,963
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	179		329		R$ 1,151	R$ 1,761
Unused provision reversed, other provisions	137	R$ 792
Other expenses	67	386
Finance income	70	R$ 406
Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	€ 167		€ 187